Document and Entity Information	Apr. 21, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001091748
Document Type	8-K
Document Period End Date	Apr. 21, 2021
Entity Registrant Name	Argo Group International Holdings, Ltd.
Entity Incorporation State Country Code	D0
Entity File Number	001-15259
Entity Tax Identification Number	98-0214719
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, Address Line Two	P.O. Box HM 1282
Entity Address, Address Line Three	Hamilton HM FX
City Area Code	(441)
Local Phone Number	296-5858
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value of $1.00 per share
Trading Symbol	ARGO
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Argo Group U.S., Inc. 6.500% Senior Notes due 2042
Trading Symbol	ARGD
Security Exchange Name	NYSE
Fixed Income Interest Rate [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/1,000th Interest in a 7.00% Resettable Fixed Rate Preference Share, Series A, par value $1.00 per share
Trading Symbol	ARGOPrA
Security Exchange Name	NYSE